Schedule of Equipment (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Equipment Schedule Of Equipment 1		8,358
Equipment Schedule Of Equipment 2		6,549
Equipment Schedule Of Equipment 3		1,809
Equipment Schedule Of Equipment 4		8,358
Equipment Schedule Of Equipment 5		4,179
Equipment Schedule Of Equipment 6		4,179
Equipment Schedule Of Equipment 7		20,274
Equipment Schedule Of Equipment 8		18,666
Equipment Schedule Of Equipment 9		1,608
Equipment Schedule Of Equipment 10		20,274
Equipment Schedule Of Equipment 11		13,844
Equipment Schedule Of Equipment 12		6,430
Equipment Schedule Of Equipment 13		1,464,478
Equipment Schedule Of Equipment 14		379,843
Equipment Schedule Of Equipment 15		1,084,635
Equipment Schedule Of Equipment 16		781,126
Equipment Schedule Of Equipment 17		185,464
Equipment Schedule Of Equipment 18		595,662
Equipment Schedule Of Equipment 19		333,989
Equipment Schedule Of Equipment 20		52,014
Equipment Schedule Of Equipment 21		281,975
Equipment Schedule Of Equipment 22		155,325
Equipment Schedule Of Equipment 23		26,170
Equipment Schedule Of Equipment 24		129,155
Equipment Schedule Of Equipment 25		1,827,099
Equipment Schedule Of Equipment 26		457,072
Equipment Schedule Of Equipment 27		1,370,027
Equipment Schedule Of Equipment 28		965,083
Equipment Schedule Of Equipment 29		229,657
Equipment Schedule Of Equipment 30		735,426
Equipment Schedule Of Equipment 1	8,358
Equipment Schedule Of Equipment 2	7,549
Equipment Schedule Of Equipment 3	809
Equipment Schedule Of Equipment 4	8,358
Equipment Schedule Of Equipment 5	6,549
Equipment Schedule Of Equipment 6	1,809
Equipment Schedule Of Equipment 7	20,274
Equipment Schedule Of Equipment 8	19,488
Equipment Schedule Of Equipment 9	786
Equipment Schedule Of Equipment 10	20,274
Equipment Schedule Of Equipment 11	18,666
Equipment Schedule Of Equipment 12	1,608
Equipment Schedule Of Equipment 13	1,464,478
Equipment Schedule Of Equipment 14	466,826
Equipment Schedule Of Equipment 15	997,652
Equipment Schedule Of Equipment 16	1,464,478
Equipment Schedule Of Equipment 17	379,843
Equipment Schedule Of Equipment 18	1,084,635
Equipment Schedule Of Equipment 19	333,989
Equipment Schedule Of Equipment 20	91,739
Equipment Schedule Of Equipment 21	242,250
Equipment Schedule Of Equipment 22	333,989
Equipment Schedule Of Equipment 23	52,014
Equipment Schedule Of Equipment 24	281,975
Equipment Schedule Of Equipment 25	1,827,099
Equipment Schedule Of Equipment 26	585,602
Equipment Schedule Of Equipment 27	1,241,497
Equipment Schedule Of Equipment 28	1,827,099
Equipment Schedule Of Equipment 29	457,072
Equipment Schedule Of Equipment 30	1,370,027